CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 47,484	$ 63,131	$ 35,002
Adjustments to reconcile net income to net cash provided by operating activities:
Impairment of available for sale marketable securities	700	714	292
Gain derived from deconsolidation of subsidiary, consolidation of affiliate and equity in losses )gains) of affiliated companies	(3,744)	(25,870)	1,070
Depreciation and amortization	25,650	14,363	15,451
Changes in value of debentures	2,070	2,496	1,728
Increase (decrease) in accrued severance pay, net	(1,132)	3,025	(148)
Gain from sale of operation and subsidiaries	(136)	(630)	(146)
Loss (gain) from sale of property, plants and equipment	0	(2)	1
Stock-based compensation expenses	4,920	4,623	1,464
Changes in financial liabilities, net	0	0	325
Changes in value of long term loans and deposits, net	360	133	64
Changes in deferred taxes, net	(144)	(3,798)	(3,355)
Change in liability in respect of business combinations	429	1,292	265
Loss (gain) from sale and decrease (increase) in value of marketable securities classified as trading	(376)	1,421	630
Realized gain from sale of available for sale securities	(31)	0	0
Changes in operating assets and liabilities:
Decrease (increase) in inventories	346	2,938	(3,007)
Increase in trade receivables	(1,674)	(21,795)	(9,500)
Decrease (increase) in other current and long-term accounts receivable	2,165	(9,924)	(1,129)
Increase (decrease) in trade payables	3,421	(10,584)	5,666
Increase (decrease) in other accounts payable and employees and payroll accrual	(7,448)	4,386	925
Increase (decrease) in deferred revenues	208	(86)	5,351
Net cash provided by operating activities	73,068	25,833	50,949
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired (Appendix C)	(20,047)	(40,188)	(14,378)
Purchase of controlling interest in an affiliated company, net of cash acquired (Appendix D)	14,052	0	0
Changes due to deconsolidation and realization of investments in previously-consolidated subsidiaries (Appendix E)	0	(16,599)	0
Proceeds from sale of activity in a consolidated company	136	0	146
Changes in restrictions on short term deposit	0	0	400
Purchase of property and equipment	(4,994)	(8,907)	(5,348)
Proceeds from sale of marketable securities, net	2,507	21,500	12,246
Proceeds from sale of property, plants and equipment	0	43	446
Investment in and loans to affiliates and other companies	(364)	(8,765)	(1,160)
Changes in short term deposits, net	5,235	(5,179)	13,445
Capitalization of software development and other costs	(8,433)	(9,744)	(9,186)
Net cash used in investing activities	(11,908)	(67,839)	(3,389)
Cash flows from financing activities:
Exercise of employees stock options in subsidiaries	1,508	890	1,850
Dividend paid to non-controlling interests in subsidiaries	(12,940)	(9,418)	(13,959)
Dividend to Formula's shareholders	76	(9,731)	(19,986)
Short-term bank credit, net	422	5,043	(229)
Repayment of long-term loans from banks and others	(12,982)	(6,461)	(7,574)
Proceeds from long term loans	41,505	45,420	0
Proceeds from (repayment) of short-term loans	0	0	(3,381)
Issuance in a subsidiary to non-controlling interest	0	0	20,290
Purchase of non-controlling interests and redeemable non-controlling interests	(19,166)	(5,187)	(3,768)
Cash paid in conjunction with acquisitions of activities	(3,669)	0	0
Proceeds from SWAP transactions	0	0	2,423
Repayment of capital lease	(188)	(213)	0
Repayment of debenture	(33,015)	0	(15,927)
Net cash provided by (used in) financing activities	(38,449)	20,343	(40,261)
Effect of exchange rate changes on cash and cash equivalents	355	(673)	3,004
Net increase (decrease) in cash and cash equivalents	23,066	(22,336)	10,303
Cash and cash equivalents at beginning of year	88,172	110,508	100,205
Cash and cash equivalents at end of year	111,238	88,172	110,508
Supplemental cash flow information:
Interest	4,251	1,628	3,847
Income tax	17,986	13,843	7,356
Non-cash activities:
Purchase of property and equipment	0	2,696	0
Assets and liabilities of subsidiaries consolidated as of acquisition date:
Working capital (other than cash and cash equivalents)	(4,018)	(1,326)	(3,341)
Property and equipment	(760)	(1,534)	(304)
Goodwill and intangible assets	(42,820)	(51,297)	(18,443)
Long-term liabilities	7,203	13,385	5,199
Other long term assets	0	0	717
Deferred tax liability, net	687	2,181	(173)
Liability to formerly shareholders	0	7,483	0
Cash designated to distribution to former shareholders	0	(4,821)	0
Cash paid in conjunction with acquisitions of activities	(140)	(6,020)	0
Redeemable non-controlling interests at acquisition date	19,801	0	0
Non-controlling interests at acquisition date	0	1,761	1,967
Total	(20,047)	(40,188)	(14,378)
Assets and liabilities of subsidiaries consolidated as of acquisition date:
Working capital (other than cash and cash equivalents)	10,835	0	0
Property and equipment	(1,814)	0	0
Goodwill and intangible assets	(155,740)	0	0
Long-term liabilities	3,211	0	0
Deferred tax asset, net	(247)	0	0
Investment in affiliated company	75,242	0	0
Non-controlling interests at acquisition date	82,565	0	0
Total	14,052	0	0
Changes due to deconsolidation and realization of investments in previously-consolidated subsidiaries:
Working capital (other than cash and cash equivalents)	0	(7,796)	0
Property and equipment	0	1,220	0
Other assets, deferred expenses and long term payables	0	3,527	0
Goodwill and intangible assets	0	42,269	0
Non-controlling interests at loss of control date	0	(10,916)	0
Investment in affiliated company presentation due to loss of control	0	(71,366)	0
Gain from realization of investments in subsidiaries	0	26,463	0
Total	$ 0	$ (16,599)	$ 0